Annual Total Returns [BarChart] - Western Asset Core Plus Bond Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.72%
Annual Return 2012	8.44%
Annual Return 2013	(1.07%)
Annual Return 2014	7.68%
Annual Return 2015	1.29%
Annual Return 2016	4.79%
Annual Return 2017	6.96%
Annual Return 2018	(1.49%)
Annual Return 2019	12.29%
Annual Return 2020	9.39%